Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.4	$ 0.4
Ordinary shares, shares authorized (in Shares)	[1]	200,000,000	8,000,000
Ordinary shares, shares issued (in Shares)	[1]	23,281,620	3,150,169
Ordinary shares, shares outstanding (in Shares)	[1]	23,281,620	3,150,169
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.016	$ 0.016
Ordinary shares, shares authorized (in Shares)		1,750,000	875,000
Ordinary shares, shares issued (in Shares)		1,750,000	875,000
Ordinary shares, shares outstanding (in Shares)		1,750,000	875,000

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.